Nature of Operations and Summary of Significant Accounting Policies (Details 6)	12 Months Ended
Feb. 28, 2013
Percentage-of-completion contracts | Minimum
Revenue Recognition
Typical contract life cycle duration for construction contract projects	2 years
Percentage-of-completion contracts | Maximum
Revenue Recognition
Typical contract life cycle duration for construction contract projects	4 years
Capitalized software | Minimum
Other Noncurrent Assets
Average depreciable lives	3 years
Capitalized software | Maximum
Other Noncurrent Assets
Average depreciable lives	10 years